PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037
Additions	-	73	-	268	-	814	-	1,155
Business Acquisitions	14,529	-	-	1,413	-	-	-	15,942
Disposals	-	-	-	-	-	-	-	-
Balance—June 30, 2021	$14,529	$10,872	$50	$2,957	$854	$3,342	$41,530	$74,134

Accumulated Depreciation
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)
Depreciation	-	(167)	(1)	(72)	(77)	-	(1,527)	(1,844)
Disposals	-	-	-	-	-	-	-	-
Balance—June 30, 2021	$-	$(801)	$(48)	$(499)	$(488)	$-	$(7,802)	$(9,638)

Net Book Value-June 30, 2021	$14,529	$10,071	$2	$2,458	$366	$3,342	$33,728	$64,496

Net Book Value -December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2018	$-	$1,509	$49	$2,062	$516	$895	$-	$5,031
Additions	4,098	2,766	-	1,192	297	1,638	10,520	20,511
IFRS 16 Adoption	-	-	-	-	-	-	23,594	23,594
Business Acquisitions	-	-	-	25	-	-	-	25
Disposals	-	-	-	(2,179)	-	-	-	(2,179)
Balance—December 31, 2019	$4,098	$4,275	$49	$1,100	$813	$2,533	$34,114	$46,982
Additions	8	1,937	1	154	41	4,604	106	6,851
Lease Option Reassessment	-	-	-	-	-	-	7,310	7,310
Disposals/Transfers	(4,106)	4,587	-	22	-	(4,609)	-	(4,106)
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037

Accumulated Depreciation
Balance—December 31, 2018	$-	$(260)	$(44)	$(570)	$(95)	$-	$-	$(969)
Depreciation	(8)	(186)	(3)	(478)	(155)	-	(3,025)	$(3,854)
Disposals	-	24	-	786	2	-	-	$812
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(3,025)	$(4,011)
Depreciation	(57)	(212)	(1)	(166)	(162)	-	(3,250)	(3,848)
Disposals	65	-	-	-	-	-	-	65
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)

Net Book Value
December 31, 2018	$-	$1,249	$5	$1,492	$421	$895	$-	$4,063
December 31, 2019	$4,090	$3,853	$3	$839	$565	$2,533	$31,089	$42,972
Balance—December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243